FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ 5,151	$ 1,423
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	5,073	(269)
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	714	20
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	984	686
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(654)	(808)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (966)	$ (1,052)